Credit Suisse Group parent company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information of Parent Company Only Disclosure [Table Text Block]
Condensed statements of operations and comprehensive income
in	2022	2021		2020
Condensed statements of operations and comprehensive income (CHF million)
Dividends from subsidiaries	632	12		24
of which from bank	570	10		10
of which from non-bank	62	2		14
Interest and dividend income	2,618	2,124		1,633
of which from subsidiaries and other affiliates	2,618	2,124		1,633
Interest expense	(2,708)	(2,173)		(1,649)
of which from subsidiaries and other affiliates	10	54		39
Net interest income	542	(37)		8
Commissions and fees	3	6		18
Trading revenues	(3)	(6)		12
of which from subsidiaries and other affiliates	(2,168)	(802)		550
Other revenues	63	36		78
of which from subsidiaries and other affiliates	61	36		77
Net revenues	605	(1)		116
Compensation and benefits	56	25		84
General and administrative expenses	82	74		62
Commission expenses	0	0		2
Total other operating expenses	82	74		64
Total operating expenses	138	99		148
Income/(loss) before taxes	467	(100)		(32)
Income tax expense/(benefit)	0	(4)		(5)
Undistributed earnings/(loss) of subsidiaries and other affiliates	(7,760)	(1,554)	[1]	2,696
Net income/(loss)	(7,293)	(1,650)		2,669
Other comprehensive income/(loss), net of tax	4,476	1,824		(2,881)
Comprehensive income/(loss)	(2,817)	174		(212)
1 Included a goodwill impairment charge of CHF 1,623 million.
Condensed balance sheets
end of	2022	2021
Assets (CHF million)
Cash and due from banks	222	143
of which from subsidiaries and other affiliates	222	143
Interest-bearing deposits with banks	2,079	5,948
of which from subsidiaries and other affiliates	2,075	5,944
Investment securities	60,814	55,659
of which from subsidiaries and other affiliates	60,814	55,659
Investments in subsidiaries and other affiliates	52,228	51,452
Other assets	1,085	831
of which from subsidiaries and other affiliates	1,034	827
Total assets	116,428	114,033
Liabilities and equity (CHF million)
Due to banks	2,518	2,743
of which from subsidiaries and other affiliates	2,518	2,743
Trading liabilities	41	0
Short-term borrowings	0	4,700
of which from subsidiaries and other affiliates	0	4,700
Long-term debt	67,798	61,949
Other liabilities	942	687
of which from subsidiaries and other affiliates	27	7
Total liabilities	71,299	70,079
Total shareholders' equity	45,129	43,954

Total liabilities and equity	116,428	114,033
Condensed statements of cash flows
in	2022	2021	2020
Operating activities (CHF million)
Net cash provided by/(used in) operating activities	(166)	(286)	(10)
Investing activities (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	3,693	(5,772)	1
Purchase of investment securities	(16,101)	(2,995)	(12,644)
Maturities of investment securities	4,926	56	0
Investments in subsidiaries and other investments	(4,059)	(1,121)	0
Proceeds from sale of other investments	0	9	0
Capital expenditures for premises and equipment and other intangible assets	(6)	0	0
Net cash provided by/(used in) investing activities	(11,547)	(9,823)	(12,643)
Financing activities (CHF million)
Increase/(decrease) in due to banks and customer deposits	(225)	301	155
Increase/(decrease) in short-term borrowings	(4,700)	0	0
Issuances of long-term debt	17,719	8,730	13,644
Repayments of long-term debt	(4,926)	(56)	0
Issuances of common shares	3,914	1,661	0
Sale/(repurchase) of treasury shares	212	(473)	(462)
Dividends paid	(280)	(257)	(716)
Other, net	20	(1)	60
Net cash provided by/(used in) financing activities	11,734	9,905	12,681
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	58	70	(28)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	79	(134)	0

Cash and due from banks at beginning of period [1]	143	277	277
Cash and due from banks at end of period [1]	222	143	277
1 Includes restricted cash.